Income Taxes - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected benefit from income taxes	21.00%	21.00%
State taxes, net of federal benefit	3.70%	3.40%
Foreign income tax rate differential	2.50%	(6.50%)
Non-deductible expenses	(10.70%)	(2.80%)
Net impact of GILTI	(0.031)	(0.040)
Deferred statutory rate changes	(1.10%)	0.00%
Non-taxable income	0.00%	19.30%
Change in valuation allowance	(21.30%)	(38.70%)
Intercompany restructuring	0.00%	3.50%
Effective tax rate	(9.00%)	(4.80%)